UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21463


                              Columbus Funds, Inc.
               (Exact name of registrant as specified in charter)


         227 Washington Street
         Columbus, IN                                     47202
         (Address of principal executive offices)       (Zip code)


                                David B. McKinney
                              Columbus Funds, Inc.
                              227 Washington Street
                               Columbus, IN 47202
                     (Name and address of agent for service)

                                   Copies to:
                                Scott A. Moehrke
                              Kirkland & Ellis LLP
                             200 East Randolph Drive
                                Chicago, IL 60601


Registrant's telephone number, including area code:  (812)372-6606


Date of fiscal year end: September 30


Date of reporting period: September 30, 2006


Item 1 - Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                              Columbus Funds, Inc.:

                               Columbus Core Fund
                             Columbus Core Plus Fund




                                  Annual Report

                               September 30, 2006



Shares of Columbus Funds are distributed by an independent third party, UMB Distribution Services, LLC.

[LOGO] Columbus Funds



September 30, 2006



Dear Shareholders:

We are pleased to provide the Columbus Funds Annual Report for the fiscal year ending September 30, 2006. The report summarizes the activities of the Columbus Core Plus Fund and Columbus Core Fund from October 1, 2005 through September 30, 2006.

FUND RESULTS

For the fiscal year ending September 30, 2006, the Columbus Core Plus Fund had a total return(1) of 4.31%(2), which was 64 basis points over the benchmark Lehman Brothers Aggregate Bond Index return of 3.67%. Contributions to performance came from duration strategy, which added 22 basis points to performance, as well as sector selection, which added 42 basis points, and security selection which added 20 basis points. Fees subtracted 20 basis points. Major performance factors included in the sector and security selection totals were high yield holdings, which added 61 basis points, and mortgage backed securities, which added 9 basis points. Other sectors included in sector and security selection totals included investment grade credit, which subtracted 5 basis points; nondollar securities, which subtracted 2 basis points; and TIPS, which subtracted 1 basis point.

For the same period, the Columbus Core Fund had a total return(1) of 3.69%(2), which was 2 basis points over the Lehman Aggregate benchmark. Duration strategy added 17 basis points to performance and sector selection added 5 basis points. Yield curve strategy and security selection were neutral for the year, while fees subtracted 20 basis points. The major performance factor included in the sector and security selection totals was mortgage holdings, which added 5 basis points.

The average annual returns since inception of the Columbus Core Plus Fund and Columbus Core Fund, as of September 30, 2006, were 4.26% and 3.73%, respectively. For the same period, the Lehman Brothers Aggregate Bond Index provided a total return of 3.51%.(2),(3)

THE PERFORMANCE DATA QUOTED HERE REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-416-0400 OR VISIT THE FUND'S WEB SITE AT WWW.COLUMBUSFUNDS.COM.


FUND STRATEGY

Portfolio duration was generally neutral to defensive early in the fiscal year as inflation-adjusted Treasury yields remained unattractive according to our duration models. As yields rose through June, duration was increased to


                 Distributed by UMB Fund Distribution Services
       803 West Michigan Street Milwaukee, Wisconsin 53233 1-888-416-0400
                             www.columbusfunds.com
above-benchmark levels. As yields subsequently declined, duration strategy once again returned to a defensive to neutral bias. Mortgage exposure was consistently maintained at above-benchmark levels as mortgage spreads remained reasonable, an attractive degree of price discount became available, and mortgages consistently remained relatively attractive. Investment grade credit exposure was consistently maintained at below-benchmark levels due to unattractive yield spreads and a high degree of unfavorable buyout risk. In the Columbus Core Plus Fund, high yield exposure ranged from 4% to 9% of the portfolio during the year, with auto credits increased and reduced several times as the auto sector experienced large price movements. Auto exposure finished the year at minimal levels due to improvement in the auto credits to less attractive levels.(4)

We will continue to actively manage the Columbus Funds using the investment philosophy and process that has served us well over the past several years, taking into consideration the current market environment. We appreciate the confidence you have shown by your investment in the Columbus Funds and want to express our sincere gratitude for the opportunity to be of service to you.

Sincerely,




/s/ Mark M. Egan                                          /s/ David B. McKinney
----------------------                                    ----------------------
Mark M. Egan, CFA, CPA                                    David B. McKinney, CPA
President                                                 Treasurer


(1) Total return measures change in the value of an investment in the Funds, assuming reinvestment of all dividends and capital gains. Total return reflects aggregate change and is not annualized.

(2) The performance returns for the Funds reflect a fee waiver in effect. In the absence of such waiver, the returns for the Core Plus Fund are estimated to be 3.82% and 3.71% for the 1-year and since-inception periods through September 30, 2006, respectively. The returns of the Core Fund are estimated to be 2.56% and 2.54% for the 1-year and since-inception periods through September 30, 2006, respectively.

(3) The Columbus Core Plus Fund and Columbus Core Fund commenced operations end of business November 30, 2004

(4) The Core Plus Fund intends to invest a portion of its portfolio in fixed income securities which are below investment grade ("high-yield securities"). Funds that invest in high-yield securities are subject to greater credit, selection and market risks than funds which invest in investment grade fixed income securities. In addition, increases in interest rates or declining financial conditions of issuers of high-yield securities are likely to have a greater negative impact on high-yield securities that other higher quality fixed income securities. High-yield securities are more speculative and are at a higher risk of default.

                                 Columbus Funds

EXPENSE EXAMPLE (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006

As a shareholder of the Columbus Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.


                                     Columbus Core Fund                         Columbus Core Plus Fund
                         -------------------------------------------- --------------------------------------------
                         -------------- ------------- --------------- ------------- -------------- ---------------
                                                      Expenses paid                                Expenses paid
                           Beginning       Ending     during period    Beginning       Ending      during period
                            account       account     4/1/06-9/30/06(1) account        account     4/1/06-9/30/06(1)
                         value 4/1/06      value                      value 4/1/06  value 9/30/06
                                          9/30/06
                         -------------- ------------- --------------- ------------- -------------- ---------------
                         -------------- ------------- --------------- ------------- -------------- ---------------

Actual                      $1,000.00      $1,040.10      $1.01          $1,000.00     $1,042.50        $1.02

Hypothetical (5% return
before expenses)             1,000.00       1,024.01       1.01           1,000.00      1,024.00         1.01


(1) Expenses are equal to the Funds' annualized expense ratios (.20% for the Core Fund and .20% for the Core Plus Fund), multiplied by the average account value over the period, and multiplied by .5014 for Core Fund and the Core Plus Fund (to reflect the one-half year period).

Columbus Core Fund
Schedule of Investments - As of September 30, 2006


     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----


                     Asset Backed Securities - 14.0%
           215,000   American Express Credit Account Master Trust (c) (d)
                      5.44%, 11/16/2009                                                                          $           215,188
            70,000   AmeriCredit Automobile Receivables Trust (d)
                      5.61%, 3/8/2010                                                                                         70,132
           125,000   Bank One Issuance Trust (c) (d)
                      5.37%, 2/16/2010                                                                                       125,045
           205,000   Capital One Auto Finance Trust (d)
                      5.53%, 5/15/2009                                                                                       205,263
           105,000   Carmax Auto Owner Trust (d)
                      5.29%, 6/15/2009                                                                                       105,032
           105,000   Caterpillar Financial Asset Trust (d)
                      5.59%, 2/25/2009                                                                                       105,210
           270,000   Chase Credit Card Master Trust (c) (d)
                      5.37%, 9/15/2009                                                                                       270,067
           120,000   Chase Issuance Trust (c) (d)
                      5.35%, 7/15/2010                                                                                       120,027
           210,000   CIT Equipment Collateral (d)
                      4.12%, 8/20/2008                                                                                       208,545
           260,000   Citibank Credit Card Issuance Trust (c) (d)
                      5.55%, 10/15/2009                                                                                      260,149
            95,000   CNH Equipment Trust (d)
                      5.39%, 10/15/2007                                                                                       95,016
           130,000   Ford Credit Auto Owner Trust (d)
                      5.42%, 7/15/2009                                                                                       130,154
           205,000   GS Auto Loan Trust (d)
                      5.47%, 2/15/2009                                                                                       205,278
            55,000   Hertz Vehicle Financing LLC - 144A (b)
                     5.08%, 11/25/2011(Acquired 12/15/05, Cost $54,991)                                                       54,699
            10,680   Honda Auto Receivables Owner Trust (d)
                      4.93%, 4/18/2007                                                                                        10,678
            14,832   Keystone Owner Trust - 144A (b)
                      7.53%, 5/25/2025 (Acquired Multiple Dates, Cost $15,145)                                                14,776
            61,035   Mid-State Trust
                      4.86%, 7/15/2038                                                                                        58,694
            75,000   Nissan Auto Receivables Owner Trust (d)
                      5.52%, 1/15/2009                                                                                        75,175
             8,289   Oakwood Mortgage Investors, Inc.
                      7.70%, 9/15/2020                                                                                         8,277
           162,548   SLM Student Loan Trust (c) (d)
                      5.45%, 4/25/2012                                                                                       162,504
           100,000   SLM Student Loan Trust (c) (d)
                      5.47%, 4/25/2012                                                                                       100,000
            79,099   SLM Student Loan Trust (c) (d)
                      5.50%, 1/27/2014                                                                                        79,097
           260,000   Target Credit Card Master Trust (c) (d)
                      5.51%, 6/27/2011                                                                                       260,268
            37,404   USAA Auto Owner Trust (d)
                      5.03%, 11/17/2007                                                                                       37,364
           185,000   USAA Auto Owner Trust (d)
                      5.47%, 4/15/2009                                                                                       185,317

Columbus Core Fund
Schedule of Investments - As of September 30, 2006

     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----

            56,201   Volkswagen Auto Lease Trust(d)
                      5.52%, 8/20/2007                                                                  $                    56,223
                                                                                                         ---------------------------
                     Total Asset Backed Securities
                       (Cost $3,218,224)                                                                                   3,218,178
                                                                                                         ---------------------------

                     Collateralized Mortgage Obligations - 22.3%
           160,000   Banc of America Commercial Mortgage, Inc.
                      4.05%, 11/10/2038                                                                                      153,374
           235,000   Banc of America Commercial Mortgage, Inc.
                      5.00%, 10/10/2045                                                                                      233,457
            80,000   Banc of America Commercial Mortgage, Inc.
                      5.16%, 9/10/2047                                                                                        80,001
            24,705   Capco America Securitization Corp. (d)
                      5.86%, 10/15/2030                                                                                       24,668
           215,135   Commercial Mortgage Pass Through Certificates
                      3.25%, 6/10/2038                                                                                       203,682
            40,044   CS First Boston Mortgage Securities Corp.
                      5.00%, 9/25/2015                                                                                        39,780
            18,044   CS First Boston Mortgage Securities Corp. (d)
                      7.00%, 2/25/2033                                                                                        18,053
            87,896   CS First Boston Mortgage Securities Corp. (d)
                      2.07%, 5/15/2038                                                                                        85,301
            60,351   Fannie Mae Grantor Trust
                      7.00%, 11/25/2043                                                                                       62,276
            44,519   Fannie Mae REMICS (d)
                      3.50%, 4/25/2011                                                                                        44,092
            51,785   Fannie Mae REMICS (d)
                      3.50%, 4/25/2011                                                                                        51,286
            50,259   Fannie Mae REMICS (d)
                      5.00%, 11/25/2012                                                                                       50,043
           283,098   Fannie Mae REMICS
                      4.00%, 8/25/2018                                                                                       272,355
           249,139   Fannie Mae REMICS
                      4.25%, 4/25/2019                                                                                       240,304
            65,811   Fannie Mae REMICS (d)
                      3.50%, 10/25/2021                                                                                       64,897
           297,088   Fannie Mae REMICS
                      4.50%, 8/25/2026                                                                                       292,795
           103,830   Fannie Mae REMICS (c) (d)
                      5.37%, 11/25/2028                                                                                      103,886
           130,000   Fannie Mae REMICS
                      4.50%, 3/25/2033                                                                                       125,288
            64,542   Fannie Mae REMICS
                      5.00%, 3/25/2034                                                                                        63,630
            51,632   Fannie Mae Whole Loan (d)
                      5.50%, 11/25/2033                                                                                       51,316
             6,098   Freddie Mac (d)
                      6.50%, 12/25/2008                                                                                        6,108
            16,218   Freddie Mac (d)
                      4.00%, 1/15/2010                                                                                        16,180
            97,068   Freddie Mac
                      3.00%, 11/15/2013                                                                                       94,343

Columbus Core Fund
Schedule of Investments - As of September 30, 2006

     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----

            73,521   Freddie Mac REMICS (d)
                      5.00%, 6/15/2015                                                                  $                     73,128
            20,194   Freddie Mac REMICS
                      4.50%, 3/15/2016                                                                                        19,987
           111,698   Freddie Mac REMICS
                      4.00%, 8/15/2017                                                                                       107,538
            27,915   Freddie Mac REMICS (d)
                      4.00%, 1/15/2018                                                                                        27,819
            46,520   Freddie Mac REMICS (d)
                      4.50%, 2/15/2020                                                                                        46,235
            44,645   Freddie Mac REMICS (d)
                      5.50%, 12/15/2020                                                                                       44,577
            62,449   Freddie Mac REMICS (d)
                      5.00%, 1/15/2021                                                                                        62,189
            63,653   Freddie Mac REMICS
                      3.50%, 11/15/2022                                                                                       62,386
            70,275   Freddie Mac REMICS (d)
                      3.50%, 1/15/2023                                                                                        69,332
            19,348   Freddie Mac REMICS (d)
                      4.50%, 5/15/2026                                                                                        19,233
            64,603   Freddie Mac REMICS
                      4.50%, 11/15/2028                                                                                       63,076
            38,249   Freddie Mac REMICS
                      4.50%, 9/15/2029                                                                                        37,229
           170,192   Freddie Mac REMICS
                      4.50%, 2/15/2033                                                                                       164,498
           128,111   Freddie Mac REMICS
                      4.50%, 8/15/2033                                                                                       123,745
           110,000   Freddie Mac REMICS
                      5.00%, 9/15/2033                                                                                       108,232
            66,920   Freddie Mac REMICS
                      5.00%, 2/15/2036                                                                                        57,279
           208,424   GMAC Commerical Mortgage Securities, Inc.
                      3.33%, 5/10/2036                                                                                       197,911
           125,000   GMAC Commerical Mortgage Securities, Inc.
                      5.23%, 11/10/2045                                                                                      123,966
            86,217   Government National Mortgage Association
                      5.00%, 3/20/2035                                                                                        76,378
           155,000   Greenwich Capital Commercial Funding Corp.
                      5.11%, 4/10/2037                                                                                       154,741
            10,129   LB Commerical Conduit Mortgage Trust (d)
                      6.41%, 6/15/2031                                                                                        10,126
            50,000   LB-UBS Commercial Mortgage Trust
                      4.88%, 9/15/2030                                                                                        49,623
           225,000   LB-UBS Commercial Mortgage Trust
                      5.10%, 11/15/2030                                                                                      224,529
            58,205   MASTR Alternative Loans Trust
                      4.50%, 7/25/2014                                                                                        57,334
            43,462   MASTR Asset Securitization Trust
                      4.75%, 1/25/2014                                                                                        42,961
            15,724   MASTR Asset Securitization Trust (d)
                      4.00%, 12/25/2033                                                                                       15,622

Columbus Core Fund
Schedule of Investments - As of September 30, 2006



     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----

            58,367   Merrill Lynch Mortgage Trust (d)
                      4.93%, 7/12/2034                                                                  $                     58,105
            80,000   Merrill Lynch/Countrywide Commercial Mortgage Trust
                      4.71%, 7/12/2046                                                                                        79,900
            80,587   Morgan Stanley Capital I
                      3.27%, 5/15/2040                                                                                        77,378
            28,804   Nomura Asset Acceptance Corp. (c) (d)
                      5.46%, 8/25/2035                                                                                        28,815
             2,196   Nomura Asset Securities Corp. (d)
                      6.28%, 3/15/2030                                                                                         2,195
             8,874   Residential Asset Securitization Trust (d)
                      2.75%, 8/25/2033                                                                                         8,837
             8,939   Wachovia Bank Commercial Mortgage Trust (d)
                      4.53%, 4/15/2034                                                                                         8,913
           108,586   Wachovia Bank Commercial Mortgage Trust
                      2.98%, 6/15/2035                                                                                       101,790
           128,284   Wachovia Bank Commercial Mortgage Trust - 144A (b)
                      4.24%, 10/15/2035 (Acquired 9/26/06, Cost $125,212)                                                    124,983
           229,130   Wells Fargo Mortgage Backed Securities Trust
                      5.50%, 3/25/2036                                                                                       228,852
                                                                                                         ---------------------------

                     Total Collateralized Mortgage Obligations
                       (Cost $5,139,670)                                                                                   5,136,557
                                                                                                         ---------------------------

                     Corporate Bonds - 14.5%
            83,019   Alliance Pipeline US - 144A (b)
                      4.59%, 12/31/2025 (Acquired 4/27/06, Cost $76,702)                                                      77,909
            76,945   American Ref-Fuel Co. LLC - 144A (b)
                      6.26%, 12/31/2015 (Acquired Multiple Dates, Cost $79,186)                                               75,671
            50,000   Anadarko Petroleum Corp.
                      5.95%, 9/15/2016                                                                                        50,597
            50,000   Anadarko Petroleum Corp.
                      6.45%, 9/15/2036                                                                                        51,071
            30,000   Appalachian Power Co.
                      4.40%, 6/1/2010                                                                                         28,967
            30,000   Appalachian Power Co.
                      5.55%, 4/1/2011                                                                                         30,178
            55,000   AT&T Corp.
                     7.30%, 11/15/2011                                                                                        59,614
           134,187   Burlington Northern and Sante Fe Railway Co.
                      6.23%, 7/2/2018                                                                                        140,625
           142,282   Burlington Northern and Sante Fe Railway Co.
                      4.57%, 1/15/2021                                                                                       137,565
            11,304   Burlington Northern RR Co.
                      6.96%, 3/22/2009                                                                                        11,523
            40,000   CenterPoint Energy Resources Corp.
                      6.50%, 2/1/2008                                                                                         40,465
           165,000   Commonwealth Edison Co.
                      5.95%, 8/15/2016                                                                                       167,284
            45,000   Consolidated Natural Gas Co.
                      6.85%, 4/15/2011                                                                                        47,316
            69,000   Consumers Energy Co.
                      4.40%, 8/15/2009                                                                                        67,157

Columbus Core Fund
Schedule of Investments - As of September 30, 2006


     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----

            80,000   Cox Communications, Inc.
                      7.12%, 10/1/2012                                                                  $                     85,258
            53,000   Credit Suisse/London - 144A (b) (c)
                     7.90%, 5/29/2049 (Acquired Multiple Dates, Cost $54,708)                                                 53,761
            85,000   DaimlerChrysler NA Holdings Corp.
                      5.87%, 3/15/2011                                                                                        85,112
           100,000   Deutsche Telekom International Finance BV
                      5.75%, 3/23/2016                                                                                        97,838
            52,000   Duke Energy Corp.
                      3.75%, 3/5/2008                                                                                         50,932
            78,000   Entergy Arkansas, Inc.
                      5.00%, 7/1/2018                                                                                         71,699
            43,000   Entergy Gulf States, Inc.
                      4.87%, 11/1/2011                                                                                        41,107
             5,000   Entergy Louisiana LLC
                      5.50%, 4/1/2019                                                                                          4,749
            65,000   European Investment Bank
                      4.87%, 2/15/2036                                                                                        61,777
            65,000   Florida Power Corp.
                      4.50%, 6/1/2010                                                                                         63,394
            34,393   FPL Energy Virginia - 144A (b)
                      7.52%, 6/30/2019 (Acquired 2/10/06, Cost $36,951)                                                       36,924
            45,000   Gulfstream - 144A (b)
                      5.56%, 11/1/2015 (Acquired Multiple Dates, Cost $45,317)                                                44,925
            43,000   ICI Wilmington, Inc.
                      4.37%, 12/1/2008                                                                                        42,026
            50,000   Jackson National Life Global Funding - 144A (b)
                      5.12%, 2/10/2011 (Acquired 2/3/06, Cost $49,959)                                                        49,745
            46,860   Kern River - 144A (b)
                      4.89%, 4/30/2018 (Acquired Multiple Dates, Cost $45,577)                                                45,394
           102,233   Kiowa Power Partners LLC - 144A (b)
                      4.81%, 12/30/2013 (Acquired Multiple Dates, Cost $101,248)                                              99,236
            84,000   New York Life Global Funding -144A (b)
                      3.87%, 1/15/2009 (Acquired Multiple Dates, Cost $83,354)                                                81,626
            40,000   Nextel Communications, Inc.
                      5.95%, 3/15/2014                                                                                        39,123
           115,000   Northern Natural Gas - 144A (b)
                      5.37%, 10/31/2012 (Acquired 4/5/06, Cost $114,129)                                                     114,854
            51,000   Pacific Life GF - 144A (b)
                      3.75%, 1/15/2009 (Acquired Multiple Dates, Cost $50,450)                                                49,526
            42,000   Pemex Finance Ltd.
                      9.69%, 8/15/2009                                                                                        45,477
            88,032   PF Export Receivables Master Trust - 144A (b)
                      3.74%, 6/1/2013 (Acquired Multiple Dates, Cost $85,154)                                                 82,867
            50,000   Pricoa Global Funding I - 144A (b) (c) (d)
                      5.45%, 3/3/2009 (Acquired 3/1/06, Cost $50,000)                                                         50,035
            71,000   Protective Life Secured Trusts
                      4.00%, 10/7/2009                                                                                        68,850
           121,000   Public Service Co. of Colorado
                      4.37%, 10/1/2008                                                                                       119,024
            80,000   Public Service Electric & Gas Co.
                      5.00%, 1/1/2013                                                                                         78,553

Columbus Core Fund
Schedule of Investments - As of September 30, 2006

     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----

            95,000   Residential Capital Corp.
                      6.37%, 6/30/2010                                                                  $                     96,119
            55,000   Residential Capital Corp.
                      6.00%, 2/22/2011                                                                                        54,933
            60,000   Residential Capital Corp.
                      6.50%, 4/17/2013                                                                                        60,933
            65,000   Southern California Edison Co. (c)
                      5.56%, 2/2/2009                                                                                         65,063
            70,000   Southern Star Central Gas Pipeline, Inc. - 144A (b)
                      6.00%, 6/1/2016 (Acquired 4/6/06, Cost $69,764)                                                         70,350
           135,000   Telecom Italia Capital SA
                      6.20%, 7/18/2011                                                                                       136,603
            38,000   Telefonos de Mexico SA de CV
                      4.50%, 11/19/2008                                                                                       37,246
           101,820   Union Pacific Corp
                      5.40%, 7/2/2025                                                                                        102,013
            55,000   Westar Energy, Inc.
                      6.00%, 7/1/2014                                                                                         56,385
                                                                                                         ---------------------------

                     Total Corporate Bonds
                       (Cost $3,354,632)                                                                                   3,329,399
                                                                                                         ---------------------------

                     Mortgage Backed Securities - 51.5%
           325,000   Fannie Mae Pool 15 YR TBA (a)
                      5.50%, 10/15/2021                                                                                      324,797
           170,000   Fannie Mae Pool 15 YR TBA (a)
                      5.00%, 10/15/2021                                                                                      167,025
           400,000   Fannie Mae Pool 15 YR TBA (a)
                      6.00%, 11/15/2021                                                                                      405,750
         2,230,000   Fannie Mae Pool 30 YR TBA (a)
                      5.00%, 10/15/2036                                                                                    2,142,893
         1,410,000   Fannie Mae Pool 30 YR TBA (a)
                      5.50%, 10/15/2036                                                                                    1,388,851
           865,000   Fannie Mae Pool 30 YR TBA (a)
                      6.00%, 10/15/2036                                                                                      868,784
         1,145,000   Fannie Mae Pool 30 YR TBA (a)
                      5.00%, 11/15/2036                                                                                    1,099,916
           500,000   Fannie Mae Pool 30 YR TBA (a)
                      5.50%, 11/15/2036                                                                                      492,344
           355,000   Fannie Mae Pool 30 YR TBA (a)
                      4.50%, 11/15/2036                                                                                      331,481
           130,390   Fannie Mae Pool
                      4.12%, 1/1/2010                                                                                        126,363
           366,000   Fannie Mae Pool
                      4.74%, 11/1/2012                                                                                       356,456
            34,061   Fannie Mae Pool
                      4.50%, 2/1/2013                                                                                         33,355
           139,907   Fannie Mae Pool
                      4.50%, 6/1/2013                                                                                        136,891
            70,252   Fannie Mae Pool
                      5.00%, 6/1/2013                                                                                         69,725
            40,584   Fannie Mae Pool
                      5.00%, 6/1/2013                                                                                         40,279

Columbus Core Fund
Schedule of Investments - As of September 30, 2006

     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----

            67,044   Fannie Mae Pool
                      4.50%, 7/1/2013                                                                   $                     65,584
            81,597   Fannie Mae Pool
                      3.81%, 8/1/2013                                                                                         76,034
            62,056   Fannie Mae Pool
                      4.22%, 8/1/2013                                                                                         58,974
            38,186   Fannie Mae Pool
                      5.00%, 8/1/2013                                                                                         37,899
            84,995   Fannie Mae Pool
                      4.00%, 9/1/2013                                                                                         82,010
            37,725   Fannie Mae Pool
                      4.50%, 10/1/2014                                                                                        36,788
            58,656   Fannie Mae Pool
                      4.65%, 2/1/2015                                                                                         56,754
           168,460   Fannie Mae Pool
                      5.00%, 2/1/2015                                                                                        166,856
           108,908   Fannie Mae Pool
                      5.50%, 3/1/2016                                                                                        109,224
            76,770   Fannie Mae Pool
                      5.00%, 4/1/2016                                                                                         76,040
            87,521   Fannie Mae Pool
                      5.50%, 4/1/2016                                                                                         87,754
           387,730   Fannie Mae Pool
                      5.00%, 12/1/2017                                                                                       381,012
            35,642   Fannie Mae Pool
                      4.50%, 6/1/2018                                                                                         34,390
           189,234   Fannie Mae Pool
                      4.50%, 9/1/2018                                                                                        183,142
           116,535   Fannie Mae Pool
                      4.50%, 6/1/2019                                                                                        112,440
            67,345   Fannie Mae Pool
                      7.00%, 9/1/2032                                                                                         69,150
            62,347   Fannie Mae Pool
                      4.55%, 10/1/2033                                                                                        56,564
         1,280,000   Freddie Mac Gold Pool 30 YR TBA (a)
                      5.00%, 11/15/2036                                                                                    1,230,400
            61,236   Freddie Mac Gold Pool
                      4.00%, 5/1/2014                                                                                         59,002
           161,062   Freddie Mac Gold Pool
                      5.00%, 10/1/2014                                                                                       160,055
           157,822   Freddie Mac Gold Pool
                      4.00%, 1/1/2015                                                                                        151,661
           125,629   Freddie Mac Gold Pool
                      5.00%, 3/1/2015                                                                                        124,831
           158,257   Freddie Mac Gold Pool
                      5.00%, 7/1/2015                                                                                        156,701
            32,886   Freddie Mac Gold Pool
                      5.00%, 7/1/2015                                                                                         32,562
           102,871   Freddie Mac Gold Pool
                      5.00%, 4/1/2016                                                                                        101,548
            70,575   Freddie Mac Gold Pool
                      4.00%, 5/1/2019                                                                                         66,753

Columbus Core Fund
Schedule of Investments - As of September 30, 2006

     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----

            53,402   Freddie Mac Gold Pool
                      6.50%, 5/1/2035                                                                   $                     54,516
                                                                                                         ---------------------------

                     Total Mortgage Backed Securities
                       (Cost $11,847,527)                                                                                 11,813,554
                                                                                                         ---------------------------

                     Foreign Government Bonds - 0.6%
           130,000   Province of Quebec Canada
                      5.00%, 3/1/2016                                                                                        128,335
                                                                                                         ---------------------------

                     Total Foreign Government Bonds
                       (Cost $129,042)                                                                                       128,335
                                                                                                         ---------------------------

                     U.S. Government Agencies - 11.9%
           105,000   Egypt Government AID Bonds
                      4.45%, 9/15/2015                                                                                       101,312
         1,210,000   Fannie Mae (d)
                      5.25%, 4/15/2007                                                                                     1,209,657
           115,000   Federal Home Loan Bank System (d)
                      5.00%, 3/20/2007                                                                                       114,835
           310,000   Federal Home Loan Bank System (d)
                      4.50%, 5/11/2007                                                                                       308,557
           250,000   Federal Home Loan Bank System (d)
                      5.55%, 8/8/2007                                                                                        250,190
           130,000   Federal Home Loan Bank System (d)
                      5.51%, 9/18/2007                                                                                       130,075
           260,000   Freddie Mac (d)
                      4.87%, 3/15/2007                                                                                       259,492
           230,000   Freddie Mac (d)
                      5.12%, 10/24/2007                                                                                      230,001
           134,000   Israel Government AID Bonds
                      5.50%, 9/18/2023                                                                                       139,474
                                                                                                         ---------------------------

                     Total U.S. Government Agencies
                       (Cost $2,748,620)                                                                                   2,743,593
                                                                                                         ---------------------------

                     U.S. Treasury Bonds, Notes & T-Bills - 12.7%
           241,855   United States Treasury Inflation Indexed Bonds
                      2.50%, 7/15/2016                                                                                       246,692
           325,000   United States Treasury Note/Bond (d)
                      3.62%, 6/30/2007                                                                                       321,699
           835,000   United States Treasury Note/Bond
                      5.12%, 5/15/2016                                                                                       866,182
           475,000   United States Treasury Note/Bond
                      4.87%, 8/15/2016                                                                                       483,980
           915,000   United States Treasury Note/Bond
                      5.25%, 2/15/2029                                                                                       967,542
            45,000   United States Treasury Note/Bond
                      4.50%, 2/15/2036                                                                                        43,119
                                                                                                         ---------------------------

                     Total U.S. Treasury Bonds, Notes & T-Bills
                       (Cost $2,927,764)                                                                                   2,929,214
                                                                                                         ---------------------------

Columbus Core Fund
Schedule of Investments - As of September 30, 2006


     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----


                     Repurchase Agreements - 20.1%
         4,625,000   Agreement with UMB Bank, N.A., 4.80%, dated 9/29/2006, to                                             4,625,000
                                                                                                                           ---------
                     be repurchased at $4,626,850 on 10/2/2006, collateralized by one U.S. Government Agency Obligation maturing 5/18/2009,
                     with a market value of $4,718,257.

                     Total Repurchase Agreements
                       (Cost $4,625,000)
                                                                                                        $                  4,625,000
                                                                                                         ---------------------------

                     Short-term Investment - 0.0%
                98   UMB Bank Money Market Fiduciary                                                                              98
                                                                                                         ---------------------------

                     Total Short-term Investment
                       (Cost $98)                                                                                                 98
                                                                                                         ---------------------------


                     Total Investments - 147.6%
                       (Cost $33,990,577)                                                                                 33,923,928
                     Liabilities less Other Assets - (47.6)%                                                            (10,941,347)
                     Net Assets - 100.0%                                                                 ---------------------------
                                                                                                                         $22,982,581
                                                                                                                         ===========



(a) When-issued security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $1,127,282 (4.90% of net assets) as of 9/30/2006. These securities have been determined to be illiquid under guidelines established by the Board of Directors.
(c) Variable Rate Securities
(d) Security marked as segregated to cover when-issued security.

     See notes to financial statements.

Columbus Core Plus Fund
Schedule of Investments - As of September 30, 2006


     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----


                     Asset Backed Securities - 13.4%
         1,150,000   American Express Credit Account Master Trust (c) (d)
                      5.44%, 11/16/2009                                                                          $         1,151,004
           390,000   AmeriCredit Automobile Receivables Trust (d)
                      5.61%, 3/8/2010                                                                                        390,736
           675,000   Bank One Issuance Trust (c) (d)
                      5.37%, 2/16/2010                                                                                       675,241
         1,160,000   Capital One Auto Finance Trust (d)
                      5.53%, 5/15/2009                                                                                     1,161,489
           590,000   Carmax Auto Owner Trust (d)
                      5.29%, 6/15/2009                                                                                       590,177
           570,000   Caterpillar Financial Asset Trust (d)
                      5.59%, 2/25/2009                                                                                       571,138
         1,530,000   Chase Credit Card Master Trust (c) (d)
                      5.37%, 9/15/2009                                                                                     1,530,388
           640,000   Chase Issuance Trust (c) (d)
                      5.35%, 7/15/2010                                                                                       640,145
         1,195,000   CIT Equipment Collateral (d)
                      4.12%, 8/20/2008                                                                                     1,186,722
         1,385,000   Citibank Credit Card Issuance Trust (c) (d)
                      5.55%, 10/15/2009                                                                                    1,385,794
           535,000   CNH Equipment Trust (d)
                      5.39%, 10/15/2007                                                                                      535,091
           740,000   Ford Credit Auto Owner Trust (d)
                      5.42%, 7/15/2009                                                                                       740,878
         1,160,000   GS Auto Loan Trust (d)
                      5.47%, 2/15/2009                                                                                     1,161,575
           250,000   Hertz Vehicle Financing LLC - 144A (b)
                     5.08%, 11/25/2011 (Acquired 12/15/05, Cost $249,959)                                                    248,634
            61,705   Honda Auto Receivables Owner Trust (d)
                      4.93%, 4/18/2007                                                                                        61,693
               409   Mego Mortgage Home Loan Trust
                      7.27%, 8/25/2017                                                                                           407
           258,426   Mid-State Trust
                      4.86%, 7/15/2038                                                                                       248,514
           440,000   Nissan Auto Receivables Owner Trust (d)
                      5.52%, 1/15/2009                                                                                       441,025
           879,999   SLM Student Loan Trust (c) (d)
                      5.45%, 4/25/2012                                                                                       879,761
           695,000   SLM Student Loan Trust (c) (d)
                      5.47%, 4/25/2012                                                                                       695,000
           428,605   SLM Student Loan Trust (c) (d)
                      5.50%, 1/27/2014                                                                                       428,596
         1,465,000   Target Credit Card Master Trust (c) (d)
                      5.51%, 6/27/2011                                                                                     1,466,508
           201,046   USAA Auto Owner Trust (d)
                      5.03%, 11/17/2007                                                                                      200,834
         1,055,000   USAA Auto Owner Trust (d)
                      5.47%, 4/15/2009                                                                                     1,056,807
           313,119   Volkswagen Auto Lease Trust (d)
                      5.52%, 8/20/2007                                                                                       313,240
                                                                                                                  ------------------

Columbus Core Plus Fund
Schedule of Investments - As of September 30, 2006

     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----


                     Total Asset Backed Securities
                       (Cost $17,748,699)                                                                        $        17,761,397
                                                                                                                  ------------------

                     Collateralized Mortgage Obligations - 20.9%
           865,000   Banc of America Commercial Mortgage, Inc.
                      4.05%, 11/10/2038                                                                                      829,178
         1,260,000   Banc of America Commercial Mortgage, Inc.
                      5.00%, 10/10/2045                                                                                    1,251,724
           440,000   Banc of America Commercial Mortgage, Inc.
                      5.16%, 9/10/2047                                                                                       440,007
           157,725   Capco America Securitization Corp. (d)
                      5.86%, 10/15/2030                                                                                      157,488
         1,197,780   Commercial Mortgage Pass Through Certificates
                      3.25%, 6/10/2038                                                                                     1,134,011
           212,232   CS First Boston Mortgage Securities Corp.
                      5.00%, 9/25/2015                                                                                       210,835
            79,242   CS First Boston Mortgage Securities Corp. (d)
                      7.00%, 2/25/2033                                                                                        79,280
           508,359   CS First Boston Mortgage Securities Corp. (d)
                      2.07%, 5/15/2038                                                                                       493,349
           391,641   Fannie Mae Grantor Trust
                      7.00%, 11/25/2043                                                                                      404,133
           502,062   Fannie Mae REMICS (d)
                      6.25%, 1/25/2008                                                                                       504,195
           271,851   Fannie Mae REMICS (d)
                      3.50%, 4/25/2011                                                                                       269,240
           310,710   Fannie Mae REMICS (d)
                      3.50%, 4/25/2011                                                                                       307,714
           248,248   Fannie Mae REMICS (d)
                      5.00%, 11/25/2012                                                                                      247,180
         1,524,953   Fannie Mae REMICS
                      4.00%, 8/25/2018                                                                                     1,467,091
         1,333,628   Fannie Mae REMICS
                      4.25%, 4/25/2019                                                                                     1,286,337
           314,563   Fannie Mae REMICS (d)
                      3.50%, 10/25/2021                                                                                      310,196
            10,000   Fannie Mae REMICS
                      5.50%, 1/25/2024                                                                                        10,007
         1,699,199   Fannie Mae REMICS
                      4.50%, 8/25/2026                                                                                     1,674,653
           543,377   Fannie Mae REMICS (c) (d)
                      5.37%, 11/25/2028                                                                                      543,669
           710,000   Fannie Mae REMICS
                      4.50%, 3/25/2033                                                                                       684,266
            60,644   Fannie Mae REMICS
                      5.00%, 3/25/2034                                                                                        59,786
           301,850   Fannie Mae Whole Loan (d)
                      5.50%, 11/25/2033                                                                                      300,002
           397,472   Freddie Mac REMICS (d)
                      5.00%, 6/15/2015                                                                                       395,347

Columbus Core Plus Fund
Schedule of Investments - As of September 30, 2006


     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----

            99,746   Freddie Mac REMICS
                      4.50%, 3/15/2016                                                                           $            98,723
           594,519   Freddie Mac REMICS
                      4.00%, 8/15/2017                                                                                       572,379
           138,248   Freddie Mac REMICS (d)
                      4.00%, 1/15/2018                                                                                       137,769
           205,218   Freddie Mac REMICS (d)
                      4.50%, 2/15/2020                                                                                       203,959
           251,126   Freddie Mac REMICS (d)
                      5.50%, 12/15/2020                                                                                      250,746
           377,024   Freddie Mac REMICS
                      3.50%, 11/15/2022                                                                                      369,519
           252,623   Freddie Mac REMICS (d)
                      3.50%, 1/15/2023                                                                                       249,232
           105,535   Freddie Mac REMICS (d)
                      4.50%, 5/15/2026                                                                                       104,904
           310,105   Freddie Mac REMICS
                      5.50%, 5/15/2026                                                                                       310,369
           347,241   Freddie Mac REMICS
                      4.50%, 11/15/2028                                                                                      339,036
           218,017   Freddie Mac REMICS
                      4.50%, 9/15/2029                                                                                       212,207
           425,000   Freddie Mac REMICS
                      5.00%, 12/15/2031                                                                                      410,907
           919,037   Freddie Mac REMICS
                      4.50%, 2/15/2033                                                                                       888,290
           684,901   Freddie Mac REMICS
                      4.50%, 8/15/2033                                                                                       661,558
           595,000   Freddie Mac REMICS
                      5.00%, 9/15/2033                                                                                       585,436
           365,484   Freddie Mac REMICS
                      5.00%, 2/15/2036                                                                                       312,831
           908,962   GMAC Commercial Mortgage Securities, Inc.
                      3.33%, 5/10/2036                                                                                       863,110
           675,000   GMAC Commercial Mortgage Securities, Inc.
                      5.23%, 11/10/2045                                                                                      669,417
           479,584   Government National Mortgage Association
                      5.00%, 3/20/2035                                                                                       424,854
           800,000   Greenwich Capital Commercial Funding Corp.
                      5.11%, 4/10/2037                                                                                       798,661
            54,738   LB Commercial Conduit Mortgage Trust (d)
                      6.41%, 6/15/2031                                                                                        54,725
           275,000   LB-UBS Commercial Mortgage Trust
                      4.88%, 9/15/2030                                                                                       272,925
         1,220,000   LB-UBS Commercial Mortgage Trust
                      5.10%, 11/15/2030                                                                                    1,217,447
           254,994   MASTR Alternative Loans Trust
                      4.50%, 7/25/2014                                                                                       251,180
           211,515   MASTR Asset Securitization Trust
                      4.75%, 1/25/2014                                                                                       209,077

Columbus Core Plus Fund
Schedule of Investments - As of September 30, 2006

     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----

            62,897   MASTR Asset Securitization Trust (d)
                      4.00%, 12/25/2033                                                                          $            62,488
           350,204   Merrill Lynch Mortgage Trust (d)
                      4.93%, 7/12/2034                                                                                       348,628
           470,000   Merrill Lynch/Countrywide Commercial Mortgage Trust
                      4.71%, 7/12/2046                                                                                       469,413
           351,870   Morgan Stanley Capital I
                      3.27%, 5/15/2040                                                                                       337,859
           156,622   Nomura Asset Acceptance Corp. (c) (d)
                      5.46%, 8/25/2035                                                                                       156,681
            11,739   Nomura Asset Securities Corp. (d)
                      6.28%, 3/15/2030                                                                                        11,736
            38,568   Residential Asset Securitization Trust (d)
                      2.75%, 8/25/2033                                                                                        38,405
           145,572   Wachovia Bank Commercial Mortgage Trust (d)
                      4.53%, 4/15/2034                                                                                       145,145
           552,189   Wachovia Bank Commercial Mortgage Trust
                      2.98%, 6/15/2035                                                                                       517,628
           746,797   Wachovia Bank Commercial Mortgage Trust - 144A (b)
                      4.24%, 10/15/2035 (Acquired 9/26/06, Cost $728,914)                                                    727,578
         1,248,106   Wells Fargo Mortgage Backed Securities Trust
                      5.50%, 3/25/2036                                                                                     1,246,593
                                                                                                                  ------------------
                     Total Collateralized Mortgage Obligations
                       (Cost $27,527,775)                                                                                 27,591,103
                                                                                                                  ------------------

                     Corporate Bonds - 16.5%
           112,000   Abitibi-Consolidated, Inc.
                      8.50%, 8/1/2029                                                                                         92,960
           135,000   Albertson's, Inc.
                      7.50%, 2/15/2011                                                                                       137,539
           170,000   Albertson's, Inc.
                      8.00%, 5/1/2031                                                                                        165,259
            39,325   Alliance Pipeline US - 144A (b)
                      4.59%, 12/31/2025 (Acquired Multiple Dates, Cost $36,351)                                               36,904
           324,710   American Ref-Fuel Co. LLC - 144A (b)
                      6.26%, 12/31/2015 (Acquired Multiple Dates, Cost $322,525)                                             319,333
           280,000   Anadarko Petroleum Corp.
                      5.95%, 9/15/2016                                                                                       283,345
           280,000   Anadarko Petroleum Corp.
                      6.45%, 9/15/2036                                                                                       286,000
           145,000   Appalachian Power Co.
                      4.40%, 6/1/2010                                                                                        140,007
           165,000   Appalachian Power Co.
                      5.55%, 4/1/2011                                                                                        165,981
           355,000   AT&T Corp.
                     7.30%, 11/15/2011                                                                                       384,778
           210,451   Borger Energy Associates LP / Borger Funding Corp. - 144A (b)
                      7.26%, 12/31/2022 (Acquired Multiple Dates, Cost $201,408)                                             205,610
           177,116   Burlington Northern Sante Fe Corp.
                      4.83%, 1/15/2023                                                                                       175,921

Columbus Core Plus Fund
Schedule of Investments - As of September 30, 2006

     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----
           225,000   Centerpoint Energy, Inc.
                      7.25%, 9/1/2010                                                                            $           237,862
           925,000   Commonwealth Edison Co.
                      5.95%, 8/15/2016                                                                                       937,800
           230,000   Consolidated Natural Gas Co.
                      6.85%, 4/15/2011                                                                                       241,837
           133,000   Consumers Energy Co.
                      4.40%, 8/15/2009                                                                                       129,448
           430,000   Cox Communications, Inc.
                      7.12%, 10/1/2012                                                                                       458,262
           330,000   CPG Partners LP
                      3.50%, 3/15/2009                                                                                       316,885
           126,000   Credit Suisse/London - 144A (b) (c)
                      7.90%, 5/29/2049 (Acquired Multiple Dates, Cost $130,998)                                              127,810
           470,000   DaimlerChrysler NA Holdings Corp.
                      5.87%, 3/15/2011                                                                                       470,618
           545,000   Deutsche Telekom International Finance BV
                      5.75%, 3/23/2016                                                                                       533,216
         2,115,000   Dow Jones CDX HY - 144A (b)
                      8.62%, 6/29/2011(Acquired Multiple Dates, Cost $2,070,809)                                           2,141,438
         1,640,000   Dow Jones CDX HY - 144A (b)
                      8.37%, 12/29/2011 (Acquired 9/27/06, Cost $1,644,092)                                                1,640,000
           183,000   Duke Energy Field Services LLC (d)
                      5.75%, 11/15/2006                                                                                      183,316
           436,407   Edison Mission Energy Funding - 144A (b)
                      7.33%, 9/15/2008 (Acquired Multiple Dates, Cost $443,771)                                              437,498
           285,000   El Paso Natural Gas Co.
                      7.62%, 8/1/2010                                                                                        293,550
           230,000   Embarq Corp.
                      7.99%, 6/1/2036                                                                                        243,548
           334,000   Entergy Gulf States, Inc.
                      4.87%, 11/1/2011                                                                                       319,300
           124,000   Entergy Louisiana LLC
                      5.50%, 4/1/2019                                                                                        117,764
            65,000   EOP Operating LP
                      4.65%, 10/1/2010                                                                                        63,064
           350,000   European Investment Bank
                      4.87%, 2/15/2036                                                                                       332,645
           335,000   Florida Power Corp.
                      4.50%, 6/1/2010                                                                                        326,725
           165,000   Ford Motor Co.
                      7.45%, 7/16/2031                                                                                       127,463
           895,000   Ford Motor Credit Co.
                      5.70%, 1/15/2010                                                                                       826,843
           255,000   Georgia Gulf Corp. - 144A (b)
                      9.50%, 10/15/2014 (Acquired Multiple Dates, Cost $253,921)                                             255,000
           270,000   Gulfstream - 144A (b)
                      5.56%, 11/1/2015 (Acquired Multiple Dates, Cost $267,733)                                              269,549
           125,000   Healthsouth Corp. - 144A (b)
                      10.75%, 6/15/2016 (Acquired 6/9/06, Cost $123,164)                                                     127,656

Columbus Core Plus Fund
Schedule of Investments - As of September 30, 2006

     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----
           308,200   Homer City Funding LLC
                      8.13%, 10/1/2019                                                                           $           325,922
           220,000   ICI Wilmington, Inc.
                      4.37%, 12/1/2008                                                                                       215,017
           150,000   International Lease Finance Corp.
                      5.75%, 6/15/2011                                                                                       152,774
           235,000   Jackson National Life Global Funding - 144A (b)
                      5.12%, 2/10/2011 (Acquired 2/3/06, Cost $234,805)                                                      233,803
           259,860   Kern River - 144A (b)
                      4.89%, 4/30/2018 (Acquired Multiple Dates, Cost $251,084)                                              251,729
           345,000   Kinder Morgan, Inc.
                      6.50%, 9/1/2012                                                                                        345,283
           267,040   Kiowa Power Partners LLC - 144A (b)
                      4.81%, 12/30/2013 (Acquired Multiple Dates, Cost $263,632)                                             259,210
           120,000   Lyondell Chemical Co.
                      8.25%, 9/15/2016                                                                                       121,800
           153,722   Midwest Generation LLC
                      8.30%, 7/2/2009                                                                                        156,796
           387,000   New York Life Global Funding -144A (b)
                      3.87%, 1/15/2009 (Acquired Multiple Dates, Cost $383,409)                                              376,064
           230,000   Nextel Communications, Inc.
                      5.95%, 3/15/2014                                                                                       224,957
           120,000   Pacific Life GF - 144A (b)
                      3.75%, 1/15/2009 (Acquired Multiple Dates, Cost $118,953)                                              116,532
            56,400   Pemex Finance Ltd.
                      9.69%, 8/15/2009                                                                                        61,069
            15,690   Pnpp II Funding Corp.
                      8.51%, 11/30/2006                                                                                       15,747
           230,000   Pricoa Global Funding I - 144A (b) (c) (d)
                      5.45%, 3/3/2009 (Acquired 3/1/06, Cost $230,000)                                                       230,159
           155,000   Protective Life Secured Trusts
                      4.00%, 10/7/2009                                                                                       150,306
           502,000   Public Service Co. of Colorado
                      4.37%, 10/1/2008                                                                                       493,802
           150,000   Public Service Electric & Gas Co.
                      5.00%, 1/1/2013                                                                                        147,287
           805,000   Residential Capital Corp.
                      6.37%, 6/30/2010                                                                                       814,481
           340,000   Residential Capital Corp.
                      6.50%, 4/17/2013                                                                                       345,285
           320,675   Sithe/Independence Funding Corp.
                      8.50%, 6/30/2007                                                                                       324,446
           360,000   Southern California Edison Co. (c)
                      5.56%, 2/2/2009                                                                                        360,347
           245,000   Southern Star Central Gas Pipeline, Inc. - 144A (b)
                      6.00%, 6/1/2016 (Acquired Multiple Dates, Cost $243,110)                                               246,225
           780,000   Telecom Italia Capital SA
                      6.20%, 7/18/2011                                                                                       789,263
           162,000   Telefonos de Mexico SA de CV
                      4.50%, 11/19/2008                                                                                      158,786

Columbus Core Plus Fund
Schedule of Investments - As of September 30, 2006

     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----

           360,000   Transcontinental Gas Pipe Line Corp. - 144A (b)
                      6.40%, 4/15/2016 (Acquired Multiple Dates, Cost $390,899)                                  $           355,950
           307,000   Tyson Foods, Inc. (d)
                      7.25%, 10/1/2006                                                                                       307,000
           285,000   Westar Energy, Inc.
                      6.00%, 7/1/2014                                                                                        292,179
           393,489   Windsor Financing LLC - 144A (b)
                      5.88%, 7/15/2017 (Acquired Multiple Dates, Cost $390,899)                                              393,867
                                                                                                                  ------------------
                     Total Corporate Bonds
                       (Cost $21,771,085)                                                                                 21,818,820
                                                                                                                  ------------------

                     Mortgage Backed Securities - 48.2%
         2,130,000   Fannie Mae Pool 15 YR TBA (a)
                      5.50%, 10/15/2021                                                                                    2,128,669
         1,295,000   Fannie Mae Pool 15 YR TBA (a)
                      5.00%, 10/15/2021                                                                                    1,272,338
         2,125,000   Fannie Mae Pool 15 YR TBA (a)
                      6.00%, 11/15/2021                                                                                    2,155,547
        12,970,000   Fannie Mae Pool 30 YR TBA (a)
                      5.00%, 10/15/2036                                                                                   12,463,365
         9,080,000   Fannie Mae Pool 30 YR TBA (a)
                      5.50%, 10/15/2036                                                                                    8,943,799
         4,820,000   Fannie Mae Pool 30 YR TBA (a)
                      6.00%, 10/15/2036                                                                                    4,841,088
         6,580,000   Fannie Mae Pool 30 YR TBA (a)
                      5.00%, 11/15/2036                                                                                    6,320,912
         2,890,000   Fannie Mae Pool 30 YR TBA (a)
                      5.50%, 11/15/2036                                                                                    2,845,748
         2,040,000   Fannie Mae Pool 30 YR TBA (a)
                      4.50%, 11/15/2036                                                                                    1,904,850
           560,481   Fannie Mae Pool
                      4.12%, 1/1/2010                                                                                        543,170
           144,258   Fannie Mae Pool
                      4.50%, 2/1/2013                                                                                        141,270
           743,490   Fannie Mae Pool
                      4.50%, 6/1/2013                                                                                        727,467
           218,025   Fannie Mae Pool
                      5.00%, 6/1/2013                                                                                        216,389
           177,746   Fannie Mae Pool
                      5.00%, 6/1/2013                                                                                        176,413
           252,781   Fannie Mae Pool
                      4.50%, 7/1/2013                                                                                        247,276
           366,260   Fannie Mae Pool
                      3.81%, 8/1/2013                                                                                        341,288
           362,791   Fannie Mae Pool
                      4.22%, 8/1/2013                                                                                        344,770
           111,542   Fannie Mae Pool
                      5.00%, 8/1/2013                                                                                        110,705
           558,134   Fannie Mae Pool
                      4.00%, 9/1/2013                                                                                        538,535

Columbus Core Plus Fund
Schedule of Investments - As of September 30, 2006


     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----

           195,486   Fannie Mae Pool
                      4.50%, 10/1/2014                                                                           $           190,629
           347,050   Fannie Mae Pool
                      4.65%, 2/1/2015                                                                                        335,796
           791,029   Fannie Mae Pool
                      5.00%, 2/1/2015                                                                                        783,500
           431,833   Fannie Mae Pool
                      5.00%, 4/1/2016                                                                                        427,722
           465,242   Fannie Mae Pool
                      5.50%, 4/1/2016                                                                                        466,483
         2,032,457   Fannie Mae Pool
                      5.00%, 12/1/2017                                                                                     1,997,239
           196,031   Fannie Mae Pool
                      4.50%, 6/1/2018                                                                                        189,143
           917,303   Fannie Mae Pool
                      4.50%, 9/1/2018                                                                                        887,771
           619,094   Fannie Mae Pool
                      4.50%, 6/1/2019                                                                                        597,339
            10,142   Fannie Mae Pool
                      6.50%, 6/1/2028                                                                                         10,392
             8,670   Fannie Mae Pool
                      6.50%, 11/1/2028                                                                                         8,884
            10,375   Fannie Mae Pool
                      6.50%, 11/1/2028                                                                                        10,630
               750   Fannie Mae Pool
                      6.50%, 11/1/2028                                                                                           769
             3,563   Fannie Mae Pool
                      6.50%, 11/1/2028                                                                                         3,651
             4,556   Fannie Mae Pool
                      6.50%, 3/1/2029                                                                                          4,668
           358,340   Fannie Mae Pool
                      7.00%, 9/1/2032                                                                                        367,949
         7,330,000   Freddie Mac Gold Pool 30 YR TBA (a)
                      5.00%, 11/15/2036                                                                                    7,045,962
            36,652   Freddie Mac Gold Pool
                      5.00%, 11/1/2009                                                                                        36,396
           520,509   Freddie Mac Gold Pool
                      4.00%, 5/1/2014                                                                                        501,518
           861,683   Freddie Mac Gold Pool
                      5.00%, 10/1/2014                                                                                       856,295
           537,415   Freddie Mac Gold Pool
                      5.00%, 3/1/2015                                                                                        533,999
           838,760   Freddie Mac Gold Pool
                      5.00%, 7/1/2015                                                                                        830,515
           176,761   Freddie Mac Gold Pool
                      5.00%, 7/1/2015                                                                                        175,023
           547,088   Freddie Mac Gold Pool
                      5.00%, 4/1/2016                                                                                        540,053
           380,321   Freddie Mac Gold Pool
                      4.00%, 5/1/2019                                                                                        359,723

Columbus Core Plus Fund
Schedule of Investments - As of September 30, 2006


     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----

           270,822   Freddie Mac Gold Pool
                      6.50%, 5/1/2035                                                                            $           276,473
               696   Ginnie Mae
                      8.25%, 7/15/2007                                                                                           704
             1,908   Ginnie Mae
                      9.50%, 10/15/2009                                                                                        1,979
                                                                                                                  ------------------
                     Total Mortgage Backed Securities
                       (Cost $63,766,633)                                                                                 63,704,804
                                                                                                                  ------------------

                     Foreign Government Bonds - 0.5%
           700,000   Province of Quebec Canada
                      5.00%, 3/1/2016                                                                                        691,035
                                                                                                                  ------------------
                     Total Foreign Government Bonds
                       (Cost $693,349)                                                                                       691,035
                                                                                                                  ------------------

                     U.S. Government Agencies - 11.6%
           560,000   Egypt Government AID Bonds
                      4.45%, 9/15/2015                                                                                       540,333
         6,875,000   Fannie Mae (d)
                      5.25%, 4/15/2007                                                                                     6,873,054
           630,000   Federal Home Loan Bank System (d)
                      5.00%, 3/20/2007                                                                                       629,095
         1,740,000   Federal Home Loan Bank System (d)
                      4.50%, 5/11/2007                                                                                     1,731,900
         1,435,000   Federal Home Loan Bank System (d)
                      5.55%, 8/8/2007                                                                                      1,436,091
           750,000   Federal Home Loan Bank System (d)
                      5.51%, 9/18/2007                                                                                       750,431
         1,385,000   Freddie Mac (d)
                      4.87%, 3/15/2007                                                                                     1,382,292
         1,290,000   Freddie Mac (d)
                      5.12%, 10/24/2007                                                                                    1,290,008
           666,000   Israel Government AID Bonds
                      5.50%, 9/18/2023                                                                                       693,205
                                                                                                                  ------------------
             Total U.S. Government Agencies
                       (Cost $15,338,596)                                                                                 15,326,409
                                                                                                                  ------------------

                     U.S. Treasury Bonds, Notes & T-Bills - 14.3%
         1,380,590   United States Treasury Inflation Indexed Bonds
                      2.50%, 7/15/2016                                                                                     1,408,202
         1,665,000   United States Treasury Note/Bond (d)
                      3.62%, 6/30/2007                                                                                     1,648,090
         2,375,000   United States Treasury Note/Bond
                      3.37%, 12/15/2008                                                                                    2,312,101
         4,800,000   United States Treasury Note/Bond
                      5.12%, 5/15/2016                                                                                     4,979,251
         2,745,000   United States Treasury Note/Bond
                      4.87%, 8/15/2016                                                                                     2,796,897
         5,240,000   United States Treasury Note/Bond
                      5.25%, 2/15/2029                                                                                     5,540,891

Columbus Core Plus Fund
Schedule of Investments - As of September 30, 2006


     Principal
      Amount                                                                                                             Value
      ------                                                                                                             -----

           290,000   United States Treasury Note/Bond
                      4.50%, 2/15/2036                                                                           $           277,879
                                                                                                                  ------------------
                     Total U.S. Treasury Bonds, Notes & T-Bills
                       (Cost $18,930,022)                                                                                 18,963,311
                                                                                                                  ------------------

                    Repurchase Agreements - 24.5%
        32,322,000  Agreement with UMB Bank, N.A., 4.80%, dated 9/29/2006, to                                             32,322,000
                    be repurchased at $32,334,929 on 10/2/2006,                                                   ------------------
                    collateralized by two U.S. Government Agency Obligations
                    maturing 3/15/2011 & 5/18/2009, with an aggregate market
                    value of $32,968,984.


                     Total Repurchase Agreements
                       (Cost $32,322,000)                                                                                 32,322,000
                                                                                                                  ------------------
                     Short-term Investment - 0.0%
               468   UMB Bank Money Market Fiduciary                                                                             468
                                                                                                                  ------------------
                     Total Short-term Investment
                       (Cost $468)                                                                                               468
                                                                                                                  ------------------

                     Total Investments - 149.9%
                       (Cost $198,098,627)                                                                               198,179,347
                     Liabilities less Other Assets - (49.9) %                                                           (65,976,574)
                                                                                                                  ------------------
                     Net Assets - 100.0%                                                                                $132,202,773
                                                                                                                        ============


(a) When-issued security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $9,000,550 (6.81% of net assets) as of 9/30/2006. These securities have been determined to be illiquid under guidelines established by the Board of Directors.
(c) Variable Rate Securities
(d) Security marked as segregated to cover when-issued security.

      See notes to financial statements.

Columbus Core Plus Fund
Schedule of Investments - As of September 30, 2006



SWAP CONTRACTS                                                                                   Underlying           Unrealized
                                                                            Expiration            Notional          Appreciation/
                                                                                Date             Value (USD)        (Depreciation)
                                                                        -------------------- -------------------- ------------------
Credit default contract with JP Morgan Chase Bank N.A., Fund receives        3/20/2011             550,000              28,089
quarterly payment of 1.2875% (5.15% per annum) times the notional amount of $550,000.
Upon a default of Ford Motor Credit Co. 7.00%, 10/01/2013, Fund pays notional amount and takes delivery of respective security.

Credit default contract with JP Morgan Chase Bank N.A., Fund receives        9/20/2011             750,000             (5,605)
quarterly payment of 1.275% (5.1% per annum) times the notional amount of $750,000.
Upon a default of Abitibi-Consolidated, Inc. 8.3875%, 04/01/2015, Fund pays notional amount and takes delivery of respective security.


Credit default contract with JP Morgan Chase Bank N.A., Fund pays            9/20/2011             750,000              5,698
quarterly payment of 0.9375% (3.75% per annum) times the notional amount of $750,000.
Upon a default of Bowater, Inc. 6.5%, 06/15/2013, Fund delivers respective security and receives notional amount.


Credit default contract with JP Morgan Chase Bank N.A., Fund receives       12/20/2011             530,000              2,043
quarterly payment of 1.7125% (6.85% per annum) times the notional amount of $530,000.
Upon a default of Ford Motor Co. 7.45%, 07/16/2031, Fund pays notional amount and takes delivery of respective security.


Credit default contract with JP Morgan Chase Bank N.A., Fund pays           12/20/2011             530,000             (9,830)
quarterly payment of 1.4625% (5.85% per annum) times the notional amount of $530,000.
Upon a default of General Motors Corp. 7.125%, 07/15/2013, Fund delivers respective security and receives notional amount.


                               Columbus Core Fund


Statement of Assets and Liabilities
September 30, 2006

ASSETS:

   Investments, at value (cost $29,365,577)             $             29,298,928
   Repurchase Agreement (cost $4,625,000)                              4,625,000
   Cash                                                                      252
   Receivable for securities sold                                      8,460,097
   Interest receivable                                                   164,336
   Due from Advisor                                                       19,915
   Prepaid expenses                                                        2,372
                                                        ------------------------

   Total assets                                                       42,570,900
                                                        ------------------------

LIABILITIES:
   Payable for securities purchased                                   19,549,091
   Due to Custodian                                                        8,019
   Other accrued expenses                                                 31,209
                                                        ------------------------

   Total liabilities                                                  19,588,319
                                                        ------------------------

NET ASSETS                                              $             22,982,581
                                                        ========================

NET ASSETS CONSIST OF:
   Paid-in-capital                                      $             23,394,737
   Undistributed net investment income                                     9,183
   Accumulated undistributed net realized
     loss on investments                                               (354,690)
   Net unrealized depreciation on investments                           (66,649)
                                                        ------------------------

NET ASSETS                                              $             22,982,581
                                                        ========================

SHARES OUTSTANDING, $0.0001 par value,
   (Unlimited shares authorized)                                      2,339,097

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                              $                   9.83
                                                        ========================
   (Net assets divided by shares outstanding)






 See notes to financial statements.

                              Columbus Core Fund


Statement of Operations
For the Year Ended September 30, 2006


INVESTMENT INCOME:
   Interest                                             $              1,057,383
                                                        ------------------------


   Total investment income                                             1,057,383
                                                        ------------------------

EXPENSES:
   Investment advisory fees                                               79,334
   Custody fees                                                           46,775
   Administration and fund accounting fees                                38,426
   Pricing expense                                                        37,915
   Professional fees                                                      36,577
   Shareholder servicing fees                                             36,361
   Federal and state registration fees                                     6,013
   Directors' fees and expenses                                            4,405
   Insurance expense                                                       3,470
   Reports to shareholders                                                   549
   Other expenses                                                          1,250
                                                        ------------------------

   Total expenses before waiver and
   reimbursement of expenses                                             291,075

   Less:  Waiver and reimbursement of
   expenses                                                            (245,741)
                                                        ------------------------

   Net expenses                                                           45,334
                                                        ------------------------

NET INVESTMENT INCOME                                                  1,012,049
                                                        ------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS:
   Net realized (loss) on investments                                  (340,183)
   Change in unrealized appreciation on investments                      157,678
                                                        ------------------------
   Net loss on investments                                             (182,505)
                                                        ------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                               $                829,544
                                                        ========================





 See notes to financial statements.

                               Columbus Core Fund


Statement of Changes in Net Assets


                                                               Year Ended              Period Ended
                                                              September 30,            September 30,
                                                                 2006                     2005(1)
                                                        ------------------------   -------------------
OPERATIONS:
   Net investment income                                $              1,012,049   $           660,049
   Net realized gain (loss) on investments                             (340,183)               175,983
   Change in unrealized appreciation (depreciation) on                   157,678             (224,327)
     investments                                        ------------------------   -------------------
       Net increase in net assets resulting from
         operations                                                      829,544               611,705
                                                        ------------------------   -------------------

DISTRIBUTIONS PAID FROM:
   Net investment income                                             (1,007,717)             (660,049)
   Net realized gain                                                   (135,511)              (50,896)
                                                        ------------------------   -------------------
       Total distributions                                           (1,143,228)             (710,945)
                                                        ------------------------   -------------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                          163,366            24,416,102
   Shares issued to shareholders in reinvestment of                      857,102               710,945
     distributions
   Cost of shares redeemed                                             (752,010)           (2,000,000)
                                                        ------------------------   -------------------
       Net increase from capital share transactions                      268,458            23,127,047
                                                        ------------------------   -------------------


TOTAL (DECREASE)/INCREASE IN NET ASSETS                                 (45,226)            23,027,807

NET ASSETS:
   Beginning of year                                                  23,027,807                  -
                                                        ------------------------   -------------------
   End of year                                          $             22,982,581            23,027,807
                                                        ========================   ===================


TRANSACTIONS IN SHARES

   Shares sold                                                            16,407             2,440,491
   Shares issued to shareholders in reinvestment of                       87,747                70,986
     distributions
   Shares redeemed                                                      (75,731)             (200,803)
                                                        ------------------------   -------------------

       Net increase from capital share transactions                       28,423             2,310,674
                                                        ========================   ===================

(1)Commenced operations on November 30, 2004.

 See notes to financial statements.



                               Columbus Core Fund



Financial Highlights

For a Fund Share Outstanding Throughout the Year.

                                                               Year Ended              Period Ended
                                                              September 30,            September 30,
                                                                 2006                     2005(1)
                                                        ------------------------   -------------------

Net Asset Value, Beginning of Year                      $                   9.97   $             10.00

Income from Investment Operations:
   Net investment income                                                    0.44                  0.34
   Net realized and unrealized loss on investments                        (0.08)                (0.03)
                                                        ------------------------   -------------------

       Total from investment operations                                     0.36                  0.31
                                                        ------------------------   -------------------

Distributions to Shareholders:

   Dividends from net investment income                                   (0.44)                (0.32)
   Dividend from realized gain                                            (0.06)                (0.02)
                                                        ------------------------   -------------------

       Total distributions                                                (0.50)                (0.34)
                                                        ------------------------   -------------------

Net Asset Value, End of Period                          $                   9.83   $              9.97
                                                        ========================   ===================



Total Return                                                               3.69%              3.14%(2)


Supplemental Data and Ratios:
   Net assets, end of year                              $             22,982,581            23,027,807
   Ratio of expenses to average net assets                                 0.20%              0.20%(3)
   Ratio of expenses before waivers to average net
     assets                                                                1.28%              1.39%(3)
   Ratio of net investment income to average net
   assets                                                                  4.46%              3.90%(3)
   Ratio of net investment income before waivers
     to average net assets                                                 3.38%              2.71%(3)
   Portfolio turnover rate                                                 1206%               732%(2)


(1)Commenced operations on November 30, 2004.
(2)Not annualized for periods less than a year
(3)Annualized

See notes to financial statements.

                            Columbus Core Plus Fund


Statement of Assets and Liabilities
September 30, 2006

ASSETS:

  Investments, at value (cost $165,776,627)          $               165,857,347
  Repurchase Agreement (cost $32,322,000)                             32,322,000
  Cash                                                                       370
  Receivable for securities sold                                      48,049,665
  Unrealized appreciation on open swap contracts                          35,830
  Interest receivable                                                    996,136
  Due from Advisor                                                        36,779
  Prepaid expenses                                                         4,936
                                                     ---------------------------

  Total assets                                                       247,303,063
                                                     ---------------------------

LIABILITIES:
  Payable for securities purchased                                   115,015,260
  Unrealized depreciation on open swap
  contracts                                                               15,435
  Due to Custodian                                                         9,761
  Other accrued expenses                                                  59,834
                                                     ---------------------------

  Total liabilities                                                  115,100,290
                                                     ---------------------------

NET ASSETS                                           $               132,202,773
                                                     ===========================

NET ASSETS CONSIST OF:
  Paid-in-capital                                    $               133,111,041
  Undistributed net investment income                                     64,464
  Accumulated undistributed net realized loss
  on investments, written options and swaps
    and foreign currency transactions                                (1,073,847)
  Net unrealized appreciation on investments
  and swaps                                                              101,115
                                                     ---------------------------

NET ASSETS                                           $               132,202,773
                                                     ===========================

SHARES OUTSTANDING, $0.0001 par value,
  (Unlimited shares authorized)                                       13,379,235

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                           $                      9.88
                                                     ===========================
  (Net assets divided by shares outstanding)






 See notes to financial statements.

                            Columbus Core Plus Fund


Statement of Operations
For the Year Ended September 30, 2006


INVESTMENT INCOME:
  Interest                                   $                         5,673,887
                                                     ---------------------------


  Total investment income                                              5,673,887
                                                     ---------------------------

EXPENSES:
  Investment advisory fees                                               399,892
  Professional fees                                                      115,132
  Administration and fund accounting fees                                114,255
  Custody fees                                                            56,520
  Pricing Expense                                                         42,367
  Shareholder servicing fees                                              41,590
  Directors' fees and expenses                                            22,576
  Insurance expense                                                       14,246
  Reports to shareholders                                                 12,771
  Federal and state registration fees                                      6,888
  Other expenses                                                           2,154
                                                     ---------------------------
  Total expenses before waiver and
  reimbursement of expenses                                              828,391

  Less:  Waiver and reimbursement of expenses                          (599,881)
                                                     ---------------------------
  Net expenses                                                           228,510
                                                     ---------------------------
NET INVESTMENT INCOME                                                  5,445,377
                                                     ---------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS:
  Net realized gain/loss on transactions from:
      Investments                                                    (1,097,087)
      Options                                                             11,000
      Swaps                                                               99,705
      Foreign currency transactions                                     (30,319)
  Change in unrealized appreciation on:
      Investments                                                        964,638
      Swaps                                                               20,395
                                                     ---------------------------
  Net loss on investments                                               (31,668)
                                                     ---------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            $                 5,413,709
                                                     ===========================



 See notes to financial statements.

                            Columbus Core Plus Fund


Statement of Changes in Net Assets


                                                                                      Year Ended               Period Ended
                                                                                     September 30,             September 30,
                                                                                         2006                      2005(1)
                                                                                --------------------        --------------------
OPERATIONS:
  Net investment income                                                         $          5,445,377        $          2,714,097
  Net realized gain (loss) on investments, written options and swaps, and
    foreign currency transactions                                                        (1,016,701)                   1,053,589
  Change in unrealized appreciation (depreciation) on investments and swaps                  985,033                   (883,919)
                                                                                --------------------        --------------------
    Net increase in net assets resulting from operations                                   5,413,709                   2,883,767
                                                                                --------------------        --------------------

DISTRIBUTIONS PAID FROM:
  Net investment income                                                                  (5,372,593)                 (2,669,946)
  Net realized gains                                                                       (873,192)                   (292,357)
                                                                                --------------------        --------------------
    Total distributions                                                                  (6,245,785)                 (2,962,303)
                                                                                --------------------        --------------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                            31,162,510                  97,069,368
  Shares issued to shareholders in reinvestment of distributions                           5,669,205                   2,962,302
  Payments for shares redeemed                                                           (3,750,000)                       -
                                                                                --------------------        --------------------
    Net increase from capital share transactions                                          33,081,715                 100,031,670
                                                                                --------------------        --------------------

TOTAL INCREASE IN NET ASSETS                                                              32,249,639                  99,953,134

NET ASSETS:
  Beginning of year                                                                       99,953,134                       -
                                                                                --------------------        --------------------
  End of year                                                                   $        132,202,773        $         99,953,134
                                                                                ====================        ====================

TRANSACTIONS IN SHARES

  Shares sold                                                                              3,198,666                   9,689,604
  Shares issued to shareholders in reinvestment of distributions                             579,660                     294,694
  Shares redeemed                                                                          (383,389)                       -
                                                                                --------------------        --------------------
    Net increase from capital share transactions                                $          3,394,937        $          9,984,298
                                                                                ====================        ====================


(1)Commenced operations on November 30, 2004.

 See notes to financial statements.

                             Columbus Core Plus Fund


Financial Highlights

For a Fund Share Outstanding Throughout the Year.

                                                                                      Year Ended               Period Ended
                                                                                     September 30,             September 30,
                                                                                         2006                      2005(1)
                                                                                --------------------        --------------------
Net Asset Value, Beginning of Year                                              $              10.01        $              10.00

Income from Investment Operations:
  Net investment income                                                                         0.46                        0.34
  Net realized and unrealized (loss)/gain on investments                                      (0.04)                        0.01
                                                                                --------------------        --------------------
    Total from investment operations                                                            0.42                        0.35
                                                                                --------------------        --------------------
Distributions to Shareholders:
  Dividends from net investment income                                                        (0.46)                      (0.31)
  Dividends from realized gain                                                                (0.09)                      (0.03)
                                                                                --------------------        --------------------
    Total distributions                                                                       (0.55)                      (0.34)
                                                                                --------------------        --------------------

Net Asset Value, End of Year                                                    $               9.88        $              10.01
                                                                               =====================        ====================


Total Return                                                                                   4.31%                    3.49%(2)

Supplemental Data and Ratios:
  Net assets, end of year                                                       $        132,202,773        $         99,953,134
  Ratio of expenses to average net assets                                                      0.20%                    0.20%(3)
  Ratio of expenses before waivers to average net assets                                       0.73%                    0.81%(3)
  Ratio of net investment income to average net assets                                         4.77%                    3.90%(3)
  Ratio of net investment income before waivers to average net assets                          4.24%                    3.29%(3)
  Portfolio turnover rate                                                                      1314%                     890%(2)


(1)Commenced operations on November 30, 2004.
(2)Not annualized for periods less than a year
(3)Annualized


 See notes to financial statements.

                              Columbus Funds, Inc.



1.   ORGANIZATION

     Columbus Funds, Inc. (the "Company"), which consists of the Columbus Low Duration Fund ("Low Duration"), Columbus Intermediate Fund ("Intermediate"), Columbus Core Fund ("Core"), Columbus Core Plus Fund ("Core Plus") and Columbus Corporate Opportunity Fund (Corporate Opportunity"), is a Maryland company incorporated on July 3, 2003. The Company is currently offering shares of the Core and Core Plus Funds (the "Funds") to investors. The Core and Core Plus Funds commenced operations after the close of business on November 30, 2004. Shares of the Low Duration and Intermediate Funds are not currently being offered. The Company is an open-end diversified series management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from such estimates.

     INVESTMENT VALUATION - Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. When in the judgment of the pricing service quoted bid prices are readily available, these investments are valued at the mean of the quoted bid and ask prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange on which such securities are primarily traded, or for Nasdaq-listed securities, the official closing price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures approved by the Funds' Board of Directors. These procedures include, but are not limited to, the Pricing Committee directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a significant number of long-term fixed income securities). Values are determined by the pricing service using methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type, indications as to values from dealers and general market conditions.

     ILLIQUID INVESTMENTS - The Funds may invest up to 15% of their respective net assets in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), repurchase agreements with maturities in excess of seven days, and other securities that are not readily marketable. The Board of Directors of the Company, or its delegate, has the ultimate authority to determine which securities are liquid or illiquid for purposes of this 15% limitation. At September 30, 2006, 4.9% and 6.8% of the Core and Core Plus Funds' net assets respectively were illiquid.

     The Board of Directors has delegated to the Adviser the day-to-day determination of the liquidity of any security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Directors has directed the Adviser to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the
     terms  of  certain  securities  or  other  instruments   allowing  for  the
     disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations, and (iv) other permissible relevant factors.

     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the

     Funds may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Funds may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Funds might obtain a less favorable price than that which prevailed when it decided to sell.

     LIQUIDITY - The Funds may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary market does exist for these securities, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security.

     SWAP CONTRACTS - The Funds may enter into various swap transactions, including interest rate, securities index, commodity, or security and currency exchange rate swaps.

     In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment of default, refinancing or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Funds may enter into credit default swaps in which they or their counterparties act as guarantors. By acting as the guarantor of the contract, the Funds assume the market and credit risk of the underlying instrument including liquidity and loss of value.

     Premiums  paid  to or by the  Funds  are  accrued  daily  and  included  in unrealized appreciation (depreciation) on swaps in the accompanying Statement of Operations. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. Gains or losses are realized upon early termination of the contract. Notional principal amounts are used to express the extent of involvement in these transactions. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the underlying, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contacts.

     As of September 30, 2006, the Core Plus Fund had outstanding swap agreements as listed on its Schedule of Portfolio Investments.

     WRITTEN OPTIONS - When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Funds' Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written. If a call option is exercised, the premium is added to the proceeds from the sale of underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

     The Funds write options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Funds to unlimited risk of loss. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

     As of September 30, 2006, the Funds had no written options contracts outstanding.

                              Columbus Funds, Inc.


     Transactions in options written during the twelve months ended September 30, 2006, were as follows:


                                                             Core Plus
                                                       Number of     Premiums
                                                         Units       Received
                                                     -------------- ------------
       Options outstanding at 10/1/2005                    0             0
       Options written                                (2,750,000)     $11,000
       Options expired or terminated                   2,750,000     ($11,000)
                                                     -------------- ------------
       Options outstanding at 9/30/2006                    0             0
                                                     -------------- ------------


     FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     FEDERAL INCOME TAXES - It is the Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax or excise tax provision has been made.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     EXPENSES - Expenses that are directly related to one fund are charged directly to that fund. Common expenses are allocated to each fund on the basis of relative assets.

     NEW ACCOUNTING POLICIES - In June 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority to the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Funds would report an income tax expense in the Statement of Operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the financial statements has not yet been determined.

                              Columbus Funds, Inc.


3.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding U.S. Government securities and short-term investments, for the Funds for the period ended September 30, 2006, were as follows:


                                                   Purchases        Sales
       Core                                    $   11,759,063     $  11,601,117
       Core Plus                                   88,704,079        70,874,061

       The aggregate purchases and sales of long-term U.S. Government securities, for the Funds for the period ended September 30, 2006, were as follows:



                                                   Purchases        Sales
       Core                                    $   294,507,586    $  293,019,565
       Core Plus                                 1,605,719,118     1,577,651,833

4.   RELATED PARTY TRANSACTIONS

     The Company has an investment advisory agreement (the "Advisory Agreement") with Reams Asset Management Company LLC (the "Adviser"), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreement the Core and Core Plus Funds compensate the Adviser at the annual rate of 0.35% of each Fund's average daily net assets

     Pursuant to an agreement with each Fund, the Adviser will waive its management fee and/or reimburse each Fund's other expenses, including organization expenses, so that total operating expenses (on an annual basis) do not exceed 0.20% of the Core Fund's average daily net assets, and 0.20% of the Core Plus Fund's average daily net assets (the "Expense Limitation Caps"), until January 31, 2008. After such date, the Adviser may from time to time voluntarily waive all or a portion of its fee and/or absorb expenses for the Funds. During the fiscal year ended September 30, 2006, the Adviser waived investment advisory fees for the Core and Core Plus Funds of $79,334 and $399,892, respectively, and reimbursed the Core and Core Plus Funds $166,407 and $199,989, respectively, for other expenses. Any such waiver/absorption is subject to later adjustment during the term of the Advisory Agreement to allow the Adviser to recoup amounts waived/absorbed to the extent actual fees and expenses for a period are less than the Expense Limitation Caps, provided, however, that, the Adviser shall only be entitled to recoup such amounts for a maximum period of three years following the fiscal year in which such amount was waived or reimbursed. At September 30, 2006, the following amounts are subject to recoupment through September 30, 2008, and September 30, 2009, respectively.

                                             Expires              Expires
                                       September 30, 2008     September 30, 2009
       Core                                  $200,661            $245,741
       Core Plus                             $423,306            $599,881


     The Company has entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Funds have entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide

                              Columbus Funds, Inc.


     administration, fund accounting and transfer agency services. Under the terms of the custody agreement, the Funds sweep excess cash daily into an interest bearing demand deposit account with UMB Bank, n.a.

5.   FEDERAL INCOME TAX INFORMATION

     At September 30, 2006, gross unrealized appreciation and depreciation on investments, based on aggregate cost for federal income tax purposes were as follows:



                                                                                      Core                    Core Plus
Gross Unrealized Appreciation                                                       $ 76,677                  $ 604,027
Gross unrealized depreciation                                                       (200,341)                  (725,696)
                                                                       ----------------------   ------------------------

Net Unrealized Appreciation (Depreciation) on investments                         $ (123,664)                $ (121,669)
                                                                       ======================   ========================

Cost of Securities on a Tax Basis                                               $ 34,047,592              $ 198,301,016
                                                                       ======================   ========================





     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     As of September 30, 2006, the components of accumulated earnings (deficit) were as follows:





                                                                                Core                    Core Plus
Undistributed ordinary income                                                         $ 9,183                   $ 65,801
Undistributed long-term capital gains                                                       -                          -
                                                                        ----------------------   ------------------------
Accumulated earnings                                                                    9,183                     65,801
Accumulated Capital and Other Losses                                                 (297,675)                  (871,458)
Unrealized Appreciation (Depreciation) on Investments                                (123,664)                  (121,669)
Unrealized Appreciation (Depreciation) on Swap Contracts                                    -                     19,058
                                                                        ----------------------   ------------------------
Total Accumulated Earnings                                                         $ (412,156)                $ (908,268)
                                                                        ======================   ========================






     At September 30, 2006, the Core and Core Plus Funds had accumulated capital loss carryforwards of $129,679 and $503,544, respectively, which will each expire in the year 2014. To the extent that a Fund realizes future net capital gains, those gains will be offset by its unused capital loss carryforwards.

     At September 30, 2006, the Core and Core Plus Funds had realized losses from transactions between November 1, 2005 and September 30, 2006 (post-October) of $167,996 and $367,914, respectively. Post-October losses for tax purposes are deferred and treated as arising on the first day of the Funds' next fiscal year, October 1, 2006.

                              Columbus Funds, Inc.




     The tax character of distributions paid during the fiscal year ended September 30, 2006 and the period ended September 30, 2005 were as follows:

                                       Period Ended       Period Ended       Period Ended       Period Ended
                                        September 30,      September 30,      September 30,      September 30,
                                            2006               2005               2006               2005
                                     ------------------ ------------------ ------------------ ----------------
                                         Core Fund          Core Fund       Core Plus Fund     Core Plus Fund

     Distributions paid from:
       Ordinary Income               $   1,143,228      $     660,049     $     6,245,785     $      2,669,946
       Net long-term capital gains               -             50,896                   -              292,357
                                     ------------------ ------------------ ------------------ ----------------
     Total taxable distributions         1,143,228            710,945           6,245,785            2,962,303
                                     ------------------ ------------------ ------------------ ----------------
     Total distributions paid        $   1,143,228      $     710,945     $     6,245,785     $      2,962,303
                                     ================== ================== ================== ================


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Columbus Funds,Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Columbus Funds, Inc., consisting of Columbus Core Fund and Columbus Core Plus Fund, (collectively, the "Funds") as of September 30, 2006, and the related statements of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year ended September 30, 2006 and for the period from November 30, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordancewith the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2006, the results of their operations for the year then ended, and changes in their net assets, and the financial highlights for the year ended September 30, 2006 and the period from November 30, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Milwaukee, WI
November 28, 2006

                              Columbus Funds, Inc.
                         September 30, 2006 (Unaudited)

     PROXY VOTING POLICIES, PROCEDURES AND VOTING RECORD

     For a description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities, please call 1-888-416-0400 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-416-0400, and
     (2) on the SEC's website at http://www.sec.gov.

     PORTFOLIO HOLDINGS DISCLOSURE

     The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 Columbus Funds
                        Growth of $1,000,000 Investment

                          Columbus Core Fund         Lehman Aggregate bond Index

        11/30/04              1,000,000.00                          1,000,000.00

        12/31/04              1,009,882.00                          1,009,201.00

        01/31/05              1,012,461.00                          1,015,538.00

        02/28/05              1,006,362.00                          1,009,543.00

        03/31/05              1,001,648.00                          1,004,358.00

        04/30/05              1,015,923.00                          1,017,951.00

        05/31/05              1,026,114.00                          1,028,964.00

        06/30/05              1,030,790.00                          1,034,875.00

        07/31/05              1,023,688.00                          1,025,157.00

        08/31/05              1,038,008.00                          1,038,300.00

        09/30/05              1,031,393.00                          1,027,604.00

        10/31/05              1,021,966.00                          1,019,473.00

        11/30/05              1,026,395.00                          1,023,979.00

        12/31/05              1,035,528.00                          1,033,717.00

        01/31/06              1,035,775.00                          1,033,779.00

        02/28/06              1,038,079.00                          1,037,211.00

        03/31/06              1,028,238.00                          1,027,033.00

        04/30/06              1,026,692.00                          1,025,171.00

        05/31/06              1,027,975.00                          1,024,077.00

        06/30/06              1,028,838.00                          1,026,248.00

        07/31/06              1,043,603.00                          1,040,125.00

        08/31/06              1,058,890.00                          1,056,048.00

        09/30/06              1,069,472.00                          1,065,324.00


                          Columbus Core Plus Fund    Lehman Aggregate bond Index

        11/30/04              1,000,000.00                          1,000,000.00

        12/31/04              1,009,798.00                          1,009,201.00

        01/31/05              1,012,812.00                          1,015,538.00

        02/28/05              1,006,454.00                          1,009,543.00

        03/31/05              1,002,378.00                          1,004,358.00

        04/30/05              1,015,587.00                          1,017,951.00

        05/31/05              1,027,803.00                          1,028,964.00

        06/30/05              1,034,812.00                          1,034,875.00

        07/31/05              1,028,985.00                          1,025,157.00

        08/31/05              1,043,410.00                          1,038,300.00

        09/30/05              1,034,931.00                          1,027,604.00

        10/31/05              1,026,796.00                          1,019,473.00

        11/30/05              1,029,813.00                          1,023,979.00

        12/31/05              1,038,070.00                          1,033,717.00

        01/31/06              1,042,759.00                          1,033,779.00

        02/28/06              1,044,292.00                          1,037,211.00

        03/31/06              1,035,488.00                          1,027,033.00

        04/30/06              1,033,856.00                          1,025,171.00

        05/31/06              1,035,318.00                          1,024,077.00

        06/30/06              1,038,474.00                          1,026,248.00

        07/31/06              1,053,349.00                          1,040,125.00

        08/31/06              1,069,022.00                          1,056,048.00

        09/30/06              1,079,511.00                          1,065,324.00





                                  COLUMBUS FUNDS
              AVERAGE ANNUAL TOTAL RETURNS SINCE INCEPTION (11/30/04)


                                                             Average Annual
                                    One Year                Since Inception
                                      As of                      As of
                               September 30, 2006          September 30, 2006
                               ------------------          -----------------



Columbus Core Fund                   3.69%                        3.73%


Columbus Core Plus Fund              4.31%                        4.26%

Lehman Aggregate Bond Index          3.67%                        3.51%

--------------------------------------------------------------------------------

The line graphs shown above for the Funds assume an initial investment of $1,000,000 made after the close of business on 11/30/04 (the Funds inception date). Returns shown include the reinvestment of all dividends and distributions. Past performance, particularly for periods of less than one year, is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Lehman Aggregate Bond Index is an unmanaged, market value-weighted index of fixed-rate and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities. It is not possible to invest directly in an index.

Average annual total returns do not reflect the deduction of taxes that a shareholder would pay on Funds distributions or the redemption of Funds shares.

DIRECTORS                                David B. McKinney
                                         Michael D. Schoen
                                         Thomas M. Taugher
                                         Allan T. Young

INVESTMENT ADVISER                       Reams Asset Management Company, LLC
                                         227 Washington Street
                                         P.O. Box 727
                                         Columbus, Indiana 47202-0727

ADMINISTRATOR, TRANSFER AGENT            UMB Fund Services, Inc.
AND DIVIDEND-DISBURSING AGENT            803 West Michigan Avenue, Suite A
                                         Milwaukee, Wisconsin 53233

CUSTODIAN                                UMB Bank, n.a.
                                         1010 Grand Blvd.
                                         Kansas City, Missouri  64141

INDEPENDENT REGISTERED PUBLIC            Deloitte & Touche LLP
ACCOUNTING FIRM                          555 East Wells Avenue
                                         Milwaukee, Wisconsin 53202

LEGAL COUNSEL                            Kirkland & Ellis LLP
                                         200 East Randolph Drive
                                         Chicago, Illinois 60601

DISTRIBUTOR                              UMB Distribution Services, LLC
                                         803 West Michigan Avenue, Suite A
                                         Milwaukee, Wisconsin 53233


This report is submitted for the general information of shareholders of Columbus Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Columbus Funds. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.

                                                CF 410 0904

Item 2 - Code of Ethics

(a) The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of this code of ethics is attached hereto as Exhibit (a).

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d) The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e) Not applicable.

(f) See attached Exhibit A.


Item 3 - Audit Committee Financial Expert

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Mr. Thomas M. Taugher is the audit committee financial expert. Mr. Taugher is "independent" under the applicable rules.


Item 4 - Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a)  Audit Fees.
         Fiscal year ended September 30, 2006        $29,500
         Fiscal year ended September 30, 2005        $25,000

(b)  Audit-Related Fees.

     None.

(c)  Tax Fees.
         Fiscal year ended September 30, 2006        $4,700
         Fiscal year ended September 30, 2005        $5,000

(d)  All Other Fees.
         None.

(e) (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm's annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

          (2) During 2006, all of the audit and non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f)  None.

(g)  None.

(h)  Not applicable.

Item 5 - Audit Committee of Listed Registrants

            Not applicable.

Item 6 - Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.


Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9 -   Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchasers

     Not applicable.

Item 10 - Submission of Matters to a Vote of Security Holders

     None.

Item 11 - Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits

(a)(1) Code of Ethics - Filed as an attachment to this filing.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbus Funds, Inc.

By:  /s/ Mark M. Egan
     ----------------
         Mark M. Egan
         President

Date:    December 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mark M. Egan
     ----------------
         Mark M. Egan
         President

Date:    December 8, 2006

By:  /s/ David B. McKinney
     ---------------------
         David B. McKinney
         Treasurer

Date: December 8, 2006